Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Sales tax receivable		$ 92,547	$ 82,924
Government grants receivable			45,991
Prepaid software costs		490,907	15,462
Prepaid insurance		1,007,243
Other prepaid expenses		178,567	125,714
Total	$ 1,779,000	$ 1,769,264	$ 270,091